Summary of stock option activity (Detail) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Summary of stock option activity
Number of Shares, Outstanding, Beginning Balance	26,326,394	39,601,640	16,520,984	19,164,000	16,333,664
Number of Shares, Granted	17,055,120	7,085,680	15,402,456	4,684,000	4,160,000
Number of Shares, Exercised	(1,469,118)	(5,523,840)	(4,279,456)	(7,036,768)	(348,328)
Number of Shares, Forfeited	(2,310,756)	(3,543,871)	(867,590)	(290,248)	(981,336)
Number of shares, Cancelled		(340,167)	(450,000)
Number of Shares, Outstanding, Ending Balance	39,601,640	37,279,442	26,326,394	16,520,984	19,164,000
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 1.40	$ 2.20	$ 0.34	$ 0.07	$ 0.03
Number of Shares, Vested and expected to vest	38,723,419	36,593,833	26,025,366	16,175,929	18,842,329
Weighted-Average Exercise Price, Granted	$ 3.29	$ 13.48	$ 2.15	$ 1.00	$ 0.21
Number of Shares, Vested and exercisable	10,123,858	11,607,655	8,628,975	7,895,777	10,723,479
Weighted-Average Exercise Price, Exercised	$ 1.45	$ 0.61	$ 0.25	$ 0.03	$ 0.02
Weighted-Average Exercise Price, Forfeited	$ 1.61	$ 3.22	$ 0.87	$ 0.41	$ 0.05
Weighted-Average Exercise Price Cancelled		$ 1.90	$ 0.18
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 2.20	$ 4.48	$ 1.40	$ 0.34	$ 0.07
Weighted-Average Exercise Price, Vested and expected to vest	$ 2.17	$ 4.43	$ 1.39	$ 0.33	$ 0.06
Weighted-Average Exercise Price, Vested and exercisable	$ 0.57	$ 1.77	$ 0.35	$ 0.07	$ 0.03
Weighted-Average Remaining Contractual Life (Years)		8 years 6 months 4 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 7 months 10 days	8 years 6 months	8 years 4 months 13 days	7 years 8 months 19 days	7 years 9 months 4 days
Weighted-Average Remaining Contractual Term, Vested and exercisable	6 years 6 months 7 days	7 years 6 months 29 days	6 years 6 months 11 days	6 years 7 months 17 days	7 years 22 days
Aggregate Intrinsic Value, Outstanding		$ 1,274,895,101
Aggregate Intrinsic Value, Vested and expected to vest	109,458,847	1,253,278,350	31,601,963	14,458,066	4,079,780
Aggregate Intrinsic Value, Vested and exercisable	$ 44,821,224	$ 428,488,416	$ 19,421,343	$ 9,051,521	$ 2,748,003